UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 23, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                96
                                              -----------
Form 13F Information Table Value Total:       $   483,676
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/07








		TITLE           	MARKET                       	      VOTING
               OF              	VALUE  	SHARES/  	INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     	x$1000 	PRN AMT  	DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- 	------ 	-------- 	------ ---- ---- ------ ----
Aglres		COM   001204106	   	549  	14,575SH 	SOLE                  	14,575
Alcoa Inc	COM   013817101 	1,349  	36,906SH 	SOLE                 	36,906
Alliance Res. 	COM   01877R108   	497  	13,705SH 	SOLE                  	13,705
Altria Group   COM   02209S103 	5,638  	74,592SH 	SOLE                  	74,592
Ashford Hosp.	COM   044103109   	649  	90,315SH 	SOLE                  	90,315
Atmos Energy	COM   049560105 	1,535	54,730SH 	SOLE			54,730
Bank of Amer.	COM   060505104 	5,715  	138,523SH 	SOLE                 	138,523
Belo Corp	COM   080555105 	1,208  	69,257SH 	SOLE                  	69,257
Biovail Corp	COM   09067J109	 	1,056  	78,430SH 	SOLE                  	78,430
Black & Decker	COM   091797100	 	1,922  	27,591SH 	SOLE                  	27,591
Brandy Winerly	COM   105368203	   	663	37,000SH 	SOLE			37,000
Bristol Myers	COM   110122108   	774  	29,199SH 	SOLE                  	29,199
Caneticres	COM   137513107	   	799	59,480SH 	SOLE			59,480
Caterpillar 	COM   149123101 	5,694  	78,473SH 	SOLE                  	78,473
CBL& Assoc	COM   124830100	 	1,281	53,575SH 	SOLE			53,575
Centerline	COM   15188T108	   	233	30,600SH 	SOLE			30,600
Chevron Corp	COM   166764100 	5,878  	62,978SH 	SOLE	               62,978
Citigroup	COM   172967101 	5,370  	182,418SH 	SOLE                 	182,418
ConocoPhillips COM   20825C104 	6,813  	77,162SH 	SOLE                  	77,162
Consol. Edison	COM   209115104	   	588	12,040SH 	SOLE			12,040
Deluxe Corp	COM   248019101 	1,970  	59,888SH 	SOLE                  	59,888
Dow Chemical	COM   260543103 	4,863 	123,375SH 	SOLE                 	123,375
DTE Energy	COM   233331107   	761  	17,316SH 	SOLE                  	17,316
Duke Realty	COM   264411505	   	749	28,730SH 	SOLE			28,730
Eaglerock Ener	COM   26985R104 	11,228 	614,204SH 	SOLE                	614,204
Eastman Chem	COM   277432100 	3,816  	62,460SH 	SOLE                  	62,460
Ebay Inc.	COM   278642103	   	332	10,000SH 	SOLE		      	10,000
Energy Trans.	COM   29273V100	   	528  	15,000SH 	SOLE                  	15,000
Enterra Energy	COM   29381P102	   	450 	387,956SH 	SOLE		       	387,956
Exxon Mobil	COM   30231G102 	1,650  	17,607SH 	SOLE                 	17,607
First Indl.	COM   32054K103   	778  	22,475SH 	SOLE                  	22,475
Footlocker 	COM   344849104   	903  	66,110SH 	SOLE                  	66,110
Fortune Brands	COM   349631101 	1,406  	19,429SH 	SOLE                  	19,429
Freeport McM.	COM   35671D857  	5208  	50,841SH 	SOLE                  	50,841
Gannett Co	COM   364730101 	2,229  	57,152SH 	SOLE                  	57,152
General Mills	COM   370334104	 	1,196	20,990SH 	SOLE			20,990
Genuine Parts	COM   372460105   	762  	16,460SH 	SOLE                  	16,460
GlaxoSmithKlin COM   37733W105 	2,477  	49,160SH 	SOLE                  	49,160
Glimcher Rlty.	COM   379302102	   	632	44,200SH 	SOLE			44,200
Harley David.	COM   412822108	 	1,851  	39,620SH 	SOLE			39,620
Hawaiian Elec.	COM   419870100	 	4,234 	185,942SH 	SOLE		       	185,942
Healthcare 	COM   42217K106	 	1,079  	24,150SH 	SOLE			24,150
Hershey Co.	COM   427866108	 	4,091 	103,820SH 	SOLE		       	103,820
Home Depot	COM   437076102	 	4,247 	157,660SH 	SOLE		       	157,660
HRPT Propert.	COM   40426W101   	722	93,450SH 	SOLE			93,450
Johnson & John	COM   478160104 	2,700  	40,478SH 	SOLE                  	40,478
JPMorgan Chase	COM   46625H100 	3,145  	72,058SH 	SOLE                  	72,058
KMP Energy Par.COM   494550106 	1,035  	19,166SH 	SOLE                  	19,166
Kraft Foods 	COM   50075N104 	4,743 	145,365SH 	SOLE		      	145,365
Limited Brand	COM   532716107 	1,422  	75,125SH 	SOLE                  	75,125
Louisiana Pac.	COM   546347105 	2,550 	186,414SH 	SOLE                 	186,414
Mack-cali Rlty.	COM   554489104   	766  	22,535SH 	SOLE                  	22,535
Marathon Oil	COM   565849106 	2,053  	33,731SH 	SOLE                  	33,731
Masco Corp	COM   574599106 	3,827 	177,088SH 	SOLE                 	177,088
Medical Prop.	COM   58463J304	   	804	78,895SH 	SOLE			78,895
Merck & Co.	COM   589331107 	4,965  	85,436SH 	SOLE                  	85,436
Motorola Inc.	COM   620076109 	2,863 	167,241SH 	SOLE                 	167,241
Mylan Inc.	COM   628530107	 	1,033	73,500SH 	SOLE			73,500
New Zeal. Tel.	COM   879278208	 	4,912 	295,706SH 	SOLE                 	295,706
Nicor		COM   654086107	   	707	16,685SH 	SOLE			16,685
Nucor Corp.	COM   670346105	 	1,366	23,060SH 	SOLE			23,060
Occidental Pet.	COM   674599105		237,713 3,087,585SH 	SOLE            	3,087,585
Olin Corp	COM   680665205 	2,423 	125,337SH 	SOLE                 	125,337
Paccar Inc	COM   693718108 	5,665 	103,990SH 	SOLE                 	103,990
Penn. REIT	COM   709102107 	703    	23,685SH 	SOLE			23,685
Pfizer		COM   717081103 	5,590 	245,918SH 	SOLE                 	245,918
Plum Creek 	COM   729251108 	1,032  	22,425SH 	SOLE			22,425
Polaris Ind.	COM   731068102 	3,716  	77,783SH 	SOLE                  	77,783
PPG Industries	COM   693506107 	4,958  	70,597SH 	SOLE                  	70,597
PS Business 	COM   69360J107	   	897  	17,075SH 	SOLE			17,075
Puget Energy	COM   745310102   	868  	31,656SH 	SOLE                  	31,656
Rayonier Inc.	COM   754907103	 	1,433	30,330SH 	SOLE			30,330
Reynolds Amer.	COM   761713106 	1,257  	19,055SH 	SOLE                 	19,055
Scana Corp 	COM   80589M102	 	1,402	33,253SH 	SOLE			33,253
Sovran Stor	COM   84610H108	   	828	20,645SH 	SOLE                  	20,645
St. Joe Co.	COM   790148100	   	792  	22,290SH 	SOLE                 	22,290
Sun Communit.	COM   866674104	 	1,513	71,800SH 	SOLE			71,800
Sunono Inc.	COM   86764L108 	1,401  	19,343SH 	SOLE                  	19,343
Sunstone Hotel	COM   867892101   	643  	35,170SH 	SOLE                  	35,170
SuperValu	COM   868536103 	1,101  	29,334SH 	SOLE                  	29,334
TATA Motors	COM   876568502 	1,955 	103,668SH 	SOLE                 	103,668
TC Pipelines	COM   87233Q108   	909  	25,124SH 	SOLE                  	25,124
Tele. De Mex	COM   879403780 	1,645  	44,648SH 	SOLE                  	44,648
Tyco Intl.	COM   G9143X208   	516  	13,015SH 	SOLE                  	13,015
United Parcel	COM   911312106	 	2,068  	29,248SH 	SOLE                  	29,248
Universal Corp	COM   913456109 	4,970  	97,030SH 	SOLE                  	97,030
Universal Dis.	COM   91347P105		15,993 	773,750SH 	SOLE		       	773,750
US Bancorp.	COM   902973304 	1,234  	38,892SH 	SOLE			38,892
UST Inc.	COM   902911106 	6,375 	116,330SH 	SOLE                 	116,330
Valero Energy	COM   91913Y100 	5,230  	74,678SH 	SOLE			74,678
Verizon Comm	COM   92343V104 	6,076 	139,067SH 	SOLE                 	139,067
Wachovia	COM   929903102 	2,975  	78,221SH 	SOLE			78,221
Wal-Mart 	COM   931142103	 	1,542  	32,433SH 	SOLE			32,433
Weingarten Rlt COM   948741103	   	746	23,715SH 	SOLE			23,715
Weyerhaeuser	COM   962166104	 	5,089	69,007SH 	SOLE			69,007
Whirlpool Corp	COM   963320106 	4,565  	55,924SH 	SOLE                 	55,924
Wyeth		COM   983024100 	2,771  	62,700SH 	SOLE                 	62,700




REPORT SUMMARY:    96        483,676